ORDINARY SHARES AND STATUTORY RESERVE (Statutory Reserve) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Appropriations	¥ 40,491	¥ 36,524	¥ 15,823
Statutory reserve	¥ 115,243	¥ 74,752	¥ 38,228
Statutory Reserves, Percentage of Appropriation From Net Profit	10.00%
Statutory Reserves, Balance As Percentage to Capital	50.00%
Statutory Reserves for Private Schools Requiring Reasonable Returns, Percentage of Appropriation From Net Profit	25.00%
Statutory Reserves for Private Schools Not Requiring Reasonable Returns, Percentage of Expected Annual Increase in Net Assets	25.00%